Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information Line Items
Entity Registrant Name	Sustainable Opportunities Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Central Index Key	0001798562
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9